Notes to the interim condensed consolidated statement of (income) loss (Tables)	6 Months Ended
Jun. 30, 2025
Notes to the interim condensed consolidated statement of (income) loss
Schedule of revenues and other income

	Six months ended
	June 30, 2024	June 30, 2025
Revenue	41	4,454
Total revenues	41	4,454
CIR	2,630	1,125
Subsidies	5	—
Other	58	32
Total other income	2,693	1,156
Total revenues and other income	2,734	5,610

Schedule of operating expenses

		Marketing –
	Research and	business	General and
June 30, 2025	development	development	administrative
(in thousands of euros)	expenses	expenses	expenses	Total
Studies	(34,487)	—	—	(34,487)
Personnel costs	(6,811)	(73)	(8,300)	(15,184)
Fees	(141)	—	(3,247)	(3,387)
Depreciation, amortization and provisions	(1,580)	—	(124)	(1,704)
Insurance	—	—	(792)	(792)
IT systems	(414)	(10)	(55)	(479)
Energy and liquids	(402)	—	—	(402)
Patents	(343)	—	—	(343)
Support costs (including taxes)	—	—	(330)	(330)
Maintenance	(177)	—	—	(177)
Disposables	(210)	—	—	(210)
Other	(327)	(663)	(1,866)	(2,855)
Total operating expenses	(44,890)	(746)	(14,713)	(60,349)

[4] The Company invoiced €9.4 million on May 9, 2025 (corresponds to the milestone payment of €8.9 million euros, and an additional invoicing of €0.5 million) and received on July 7, 2025, €8.1 million after deduction of withholding tax for €0.9 million. The exchange rate on the invoice date was 1.125 dollar for one euro. The exchange rate on the closing date was 1.172 dollar for one euro.

[5] The aggregate amount of the three credit notes was €4.4 million on May 9, 2025, and €4.3 million on June 30, 2025.

For the six months ended June 30, 2024

	Research and	Marketing –	General and
June 30, 2024	development	Business	administrative
(in thousands of euros)	expenses	development	expenses	Total
Studies	(34,073)	—	—	(34,073)
Personnel costs	(7,637)	(153)	(2,600)	(10,391)
Fees	(118)	(2)	(2,675)	(2,795)
Depreciation, amortization and provisions	(1,732)	—	(122)	(1,854)
Insurance	—	—	(921)	(921)
IT systems	(405)	(6)	(33)	(444)
Energy and liquids	(447)	—	—	(447)
Patents	(643)	—	—	(643)
Support costs (including taxes)	—	—	(375)	(375)
Maintenance	(526)	—	—	(526)
Disposables	(887)	—	—	(887)
Other	(352)	(437)	(975)	(1,764)
Total operating expenses	(46,822)	(598)	(7,701)	(55,122)

Schedule of personnel costs

		Marketing -
	Research and	business	General and
June 30, 2025	development	development	administrative
(in thousands euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(4,139)	(65)	(1,716)	(5,920)
Payroll taxes	(1,675)	(8)	(1,549)	(3,232)
Provisions for retirement benefit obligations	255	—	435	690
Share-based compensation expense	(1,251)	—	(5,470)	(6,721)
Total personnel costs	(6,811)	(73)	(8,300)	(15,184)

		Marketing -
	Research and	business	General and
June 30, 2024	development	development	administrative
(in thousands euros)	expenses	expenses	expenses	Total
Wages, salaries and similar costs	(4,824)	(120)	(1,237)	(6,181)
Payroll taxes	(1,312)	(10)	(563)	(1,886)
Provisions for retirement benefit obligations	(51)	—	(35)	(86)
Share-based compensation expense	(1,450)	(24)	(765)	(2,238)
Total personnel costs	(7,637)	(153)	(2,600)	(10,391)

Schedule of other operating income and expenses

	Six months ended
In thousands of euros	June 30, 2024	June 30, 2025
Use of provisions - Inventory	—	381
Disposals of assets	160	—
Total other operating income	160	381
Disposals of tangible and intangible fixed assets	(8)	—
Restructuring expenses	—	(4,190)
Provisions - Restructuring	—	(3,106)
Share-based compensation expense	—	(1,288)
Transaction costs	(14)	—
Total other operating expenses	(22)	(8,583)
Other operating income (loss)	138	(8,202)

Schedule of financial income and expenses

	Six months ended
In thousands of euros	June 30, 2024	June 30, 2025
Income from cash equivalents	430	1,246
Foreign exchange gains	157	1,181
Gain on fair value variation	8,506	—
Total financial income	9,093	2,427
Interest cost	(5,218)	(9,716)
Foreign exchange losses	(323)	(3,266)
Losses on fair value variation	—	(102,640)
Other financial expenses	(46)	(30)
Total financial expenses	(5,586)	(115,651)
Net financial income (loss)	3,507	(113,224)

Schedule of share of net profit - Equity method

	Six months ended
(in thousands of euros)	June 30, 2024	June 30, 2025
Research and development costs	(51)	0
General and administrative expenses	(1,475)	(2,155)
Net operating loss	(1,526)	(2,155)
Financial income	20	2
Financial expenses	(3)	(5)
Net financial income	17	(3)
Income (expense) tax	—	—
Net loss for the period	(1,509)	(2,158)
Exchange difference on translation of foreign operations	(1,964)	(573)
Items that will be reclassified subsequently to profit or loss	(1,964)	(573)
Total comprehensive loss	(3,473)	(2,732)
Group’s share in %	15%	15%
Share of net loss	(235)	(334)
Elimination of downstream sales	66	113
Share of net loss - Equity method	(168)	(220)

Schedule of basic and diluted loss per share

	Six months ended
in euros, except net income (in thousands of euros)	June 30, 2024	June 30, 2025
Net loss for the period	(49,029)	(175,882)
Weighted average number of shares outstanding used to calculate basic/diluted loss per share(1)	51,982,093	108,839,636
Basic/diluted loss per share	(0.94)	(1.62)
(1)	In accordance with IAS 33.19, basic/diluted earnings per share exclude treasury shares held by the Group as of June 30, 2025 and 2024.